SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	493,991	625,554
Options Outstanding, Weighted Average Exercise Price Per Share	$ 18.00	$ 18.00
Options Exercised, Shares	(4,000)	(17,400)
Options Exercised, Weighted Average Exercise Price Per Share	$ 2.58	$ 3.63
Options Forfeited, Shares	(123,771)	(114,163)
Options Forfeited, Weighted Average Exercise Price Per Share	$ 14.71	$ 19.75
Options Outstanding and Exercisable at October 31, 2015	366,200
Options Outstanding and Exercisable at October 31, 2015	$ 17.86
Options Outstanding and Exercisable at October 31, 2015	$ 61,665
Options Outstanding, Shares		493,991
Options Outstanding, Weighted Average Exercise Price Per Share		$ 18.00
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Information regarding the 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	728,560	119,360
Options Outstanding, Weighted Average Exercise Price Per Share	$ 5.75	$ 6.13
Options Granted, Shares	60,400	612,400
Options Granted, Weighted Average Exercise Price Per Share	$ 2.91	$ 5.75
Options Exercised, Shares	(13,334)	(3,200)
Options Exercised, Weighted Average Exercise Price Per Share	$ 2.58	$ 4.00
Options Forfeited, Shares	(249,355)
Options Forfeited, Weighted Average Exercise Price Per Share	$ 6.24
Options Outstanding, Shares	526,271	728,560
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.33	$ 5.75
Options Outstanding, Aggregate Intrinsic Value	$ 471,292
Options Exercisable at October 31, 2015	406,149
Options Exercisable at October 31, 2015	$ 3.40
Options Exercisable at October 31, 2015	$ 342,572